Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consists of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(in thousands)
Electronic office equipment	29,720	58,463	9,174
Leasehold improvements	250,745	555,941	87,239
Furniture, fixtures and equipment	110,778	177,621	27,873

Total	391,243	792,025	124,286
Less:
Accumulated depreciation	(133,098)	(328,367)	(51,528)

Construction in progress	14,546	8,713	1,367

Total	272,691	472,371	74,125

Schedule of Depreciation Included in Consolidated Statements of Income and Comprehensive Income
Depreciation expense was RMB34.7 million, RMB115.4 million and RMB213.1 million (US$33.4 million) for the years ended December 31, 2019, 2020 and 2021, respectively, and were included in the following financial statement line items in the consolidated statements of comprehensive loss:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(in thousands)
Fulfillment expenses	31,988	107,333	195,022	30,603
Sales and marketing expenses	865	2,018	2,666	419
General and administrative expenses	1,520	4,731	7,395	1,160
Product development expenses	361	1,272	7,999	1,255

Total	34,734	115,354	213,082	33,437